Debt - Asset-backed financing (Details) - EUR (€) € in Millions	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of detailed information about borrowings [line items]
Borrowings	€ 45,947	€ 37,227	€ 29,463
Asset-backed financing
Disclosure of detailed information about borrowings [line items]
Borrowings	14,759	9,866
Warehouse Credit Facilities: | SFS Funding I | Asset-backed financing
Disclosure of detailed information about borrowings [line items]
Borrowings	4,442	4,034
Warehouse Credit Facilities: | FIARC | Asset-backed financing
Disclosure of detailed information about borrowings [line items]
Borrowings	28	60
Warehouse Credit Facilities: | SFMOT Floorplan Facility | Asset-backed financing
Disclosure of detailed information about borrowings [line items]
Borrowings	945	565
Term Notes: | FIAOT 2021-1 | Asset-backed financing
Disclosure of detailed information about borrowings [line items]
Borrowings	€ 0	27
Term Notes: | FIAOT 2021-1 | Minimum | Asset-backed financing
Disclosure of detailed information about borrowings [line items]
Interest rate %	0.45%
Term Notes: | FIAOT 2021-1 | Maximum | Asset-backed financing
Disclosure of detailed information about borrowings [line items]
Interest rate %	5.37%
Term Notes: | FIAOT 2021-2 | Asset-backed financing
Disclosure of detailed information about borrowings [line items]
Borrowings	€ 30	63
Term Notes: | FIAOT 2021-2 | Minimum | Asset-backed financing
Disclosure of detailed information about borrowings [line items]
Interest rate %	0.48%
Term Notes: | FIAOT 2021-2 | Maximum | Asset-backed financing
Disclosure of detailed information about borrowings [line items]
Interest rate %	3.14%
Term Notes: | FIAOT 2022-1 | Asset-backed financing
Disclosure of detailed information about borrowings [line items]
Borrowings	€ 41	83
Term Notes: | FIAOT 2022-1 | Minimum | Asset-backed financing
Disclosure of detailed information about borrowings [line items]
Interest rate %	2.03%
Term Notes: | FIAOT 2022-1 | Maximum | Asset-backed financing
Disclosure of detailed information about borrowings [line items]
Interest rate %	5.41%
Term Notes: | FIAOT 2022-2 | Asset-backed financing
Disclosure of detailed information about borrowings [line items]
Borrowings	€ 44	95
Term Notes: | FIAOT 2022-2 | Minimum | Asset-backed financing
Disclosure of detailed information about borrowings [line items]
Interest rate %	6.26%
Term Notes: | FIAOT 2022-2 | Maximum | Asset-backed financing
Disclosure of detailed information about borrowings [line items]
Interest rate %	8.71%
Term Notes: | FIAOT 2023-1 | Asset-backed financing
Disclosure of detailed information about borrowings [line items]
Borrowings	€ 72	131
Term Notes: | FIAOT 2023-1 | Minimum | Asset-backed financing
Disclosure of detailed information about borrowings [line items]
Interest rate %	6.44%
Term Notes: | FIAOT 2023-1 | Maximum | Asset-backed financing
Disclosure of detailed information about borrowings [line items]
Interest rate %	7.74%
Term Notes: | FIAOT 2025-1 | Asset-backed financing
Disclosure of detailed information about borrowings [line items]
Borrowings	€ 533	0
Term Notes: | FIAOT 2025-1 | Minimum | Asset-backed financing
Disclosure of detailed information about borrowings [line items]
Interest rate %	4.21%
Term Notes: | FIAOT 2025-1 | Maximum | Asset-backed financing
Disclosure of detailed information about borrowings [line items]
Interest rate %	5.22%
Term Notes: | SFAST 2023-1 | Asset-backed financing
Disclosure of detailed information about borrowings [line items]
Borrowings	€ 268	522
Term Notes: | SFAST 2023-1 | Minimum | Asset-backed financing
Disclosure of detailed information about borrowings [line items]
Interest rate %	5.47%
Term Notes: | SFAST 2023-1 | Maximum | Asset-backed financing
Disclosure of detailed information about borrowings [line items]
Interest rate %	5.97%
Term Notes: | SFAST 2024-1 | Asset-backed financing
Disclosure of detailed information about borrowings [line items]
Borrowings	€ 349	645
Term Notes: | SFAST 2024-1 | Minimum | Asset-backed financing
Disclosure of detailed information about borrowings [line items]
Interest rate %	4.94%
Term Notes: | SFAST 2024-1 | Maximum | Asset-backed financing
Disclosure of detailed information about borrowings [line items]
Interest rate %	5.59%
Term Notes: | SFAST 2024-2 | Asset-backed financing
Disclosure of detailed information about borrowings [line items]
Borrowings	€ 427	760
Term Notes: | SFAST 2024-2 | Minimum | Asset-backed financing
Disclosure of detailed information about borrowings [line items]
Interest rate %	5.26%
Term Notes: | SFAST 2024-2 | Maximum | Asset-backed financing
Disclosure of detailed information about borrowings [line items]
Interest rate %	5.71%
Term Notes: | SFAST 2024-3 | Asset-backed financing
Disclosure of detailed information about borrowings [line items]
Borrowings	€ 474	829
Term Notes: | SFAST 2024-3 | Minimum | Asset-backed financing
Disclosure of detailed information about borrowings [line items]
Interest rate %	4.55%
Term Notes: | SFAST 2024-3 | Maximum | Asset-backed financing
Disclosure of detailed information about borrowings [line items]
Interest rate %	4.98%
Term Notes: | SFAST 2025-1 | Asset-backed financing
Disclosure of detailed information about borrowings [line items]
Borrowings	€ 520	0
Term Notes: | SFAST 2025-1 | Minimum | Asset-backed financing
Disclosure of detailed information about borrowings [line items]
Interest rate %	4.49%
Term Notes: | SFAST 2025-1 | Maximum | Asset-backed financing
Disclosure of detailed information about borrowings [line items]
Interest rate %	5.20%
Term Notes: | SFAST 2025-2 | Asset-backed financing
Disclosure of detailed information about borrowings [line items]
Borrowings	€ 632	0
Term Notes: | SFAST 2025-2 | Minimum | Asset-backed financing
Disclosure of detailed information about borrowings [line items]
Interest rate %	4.44%
Term Notes: | SFAST 2025-2 | Maximum | Asset-backed financing
Disclosure of detailed information about borrowings [line items]
Interest rate %	5.05%
Term Notes: | SFAST 2025-3 | Asset-backed financing
Disclosure of detailed information about borrowings [line items]
Borrowings	€ 631	0
Term Notes: | SFAST 2025-3 | Minimum | Asset-backed financing
Disclosure of detailed information about borrowings [line items]
Interest rate %	4.09%
Term Notes: | SFAST 2025-3 | Maximum | Asset-backed financing
Disclosure of detailed information about borrowings [line items]
Interest rate %	4.64%
Term Notes: | SFUEL 2025-A | Asset-backed financing
Disclosure of detailed information about borrowings [line items]
Borrowings	€ 1,086	0
Term Notes: | SFUEL 2025-A | Minimum | Asset-backed financing
Disclosure of detailed information about borrowings [line items]
Interest rate %	4.47%
Term Notes: | SFUEL 2025-A | Maximum | Asset-backed financing
Disclosure of detailed information about borrowings [line items]
Interest rate %	5.08%
Term Notes: | SFUEL 2025-B | Asset-backed financing
Disclosure of detailed information about borrowings [line items]
Borrowings	€ 1,169	0
Term Notes: | SFUEL 2025-B | Minimum | Asset-backed financing
Disclosure of detailed information about borrowings [line items]
Interest rate %	4.27%
Term Notes: | SFUEL 2025-B | Maximum | Asset-backed financing
Disclosure of detailed information about borrowings [line items]
Interest rate %	4.71%
Term Notes: | SFUEL 2025-C | Asset-backed financing
Disclosure of detailed information about borrowings [line items]
Borrowings	€ 1,283	0
Term Notes: | SFUEL 2025-C | Minimum | Asset-backed financing
Disclosure of detailed information about borrowings [line items]
Interest rate %	3.88%
Term Notes: | SFUEL 2025-C | Maximum | Asset-backed financing
Disclosure of detailed information about borrowings [line items]
Interest rate %	4.44%
Term Loans: | SFAF 2024-1 | Asset-backed financing
Disclosure of detailed information about borrowings [line items]
Interest rate %	4.82%
Borrowings	€ 839	555
Term Loans: | SFAF 2024-2 | Asset-backed financing
Disclosure of detailed information about borrowings [line items]
Interest rate %	5.45%
Borrowings	€ 292	590
Term Loans: | SFALV 2024-1 | Asset-backed financing
Disclosure of detailed information about borrowings [line items]
Interest rate %	4.80%
Borrowings	€ 654	€ 907